ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments

March 31, 2023 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUND – 34.3%

Debt Fund – 34.3%
AdvisorShares North Square McKee Core Reserves ETF†
(Cost $9,862,980)	100,000	$9,771,000

MONEY MARKET FUND – 104.9%
STIT - Government & Agency Portfolio, Institutional Class, 4.73%(a)(b)
(Cost $29,832,751)	29,832,751	29,832,751

Total Investments Before Securities Sold, Not Yet Purchased
(Cost $39,695,731)		39,603,751

Securities Sold, Not Yet Purchased – (105.1)%(c)

COMMON STOCKS – (105.1)%

Airlines – (1.8)%
JetBlue Airways Corp.*	(30,477)	(221,873)
Southwest Airlines Co.	(9,221)	(300,051)
Total Airlines		(521,924)

Apparel – (2.2)%
Hanesbrands, Inc.	(59,703)	(314,038)
VF Corp.	(13,181)	(301,977)
Total Apparel		(616,015)

Auto Manufacturers – (1.8)%
Tesla, Inc.*	(2,526)	(524,044)

Auto Parts & Equipment – (1.1)%
Goodyear Tire & Rubber Co. (The)*	(27,596)	(304,108)

Banks – (2.3)%
PacWest Bancorp	(7,220)	(70,251)
Pinnacle Financial Partners, Inc.	(5,100)	(281,316)
Popular, Inc. (Puerto Rico)	(5,200)	(298,532)
Total Banks		(650,099)

Biotechnology – (1.2)%
Illumina, Inc.*	(1,487)	(345,802)

Building Materials – (2.1)%
JELD-WEN Holding, Inc.*	(25,540)	(323,336)
Mohawk Industries, Inc.*	(2,807)	(281,318)
Total Building Materials		(604,654)

Chemicals – (2.0)%
CF Industries Holdings, Inc.	(4,000)	(289,960)
International Flavors & Fragrances, Inc.	(3,100)	(285,076)
Total Chemicals		(575,036)

Commercial Services – (12.3)%
2U, Inc.*	(47,591)	(325,998)
Block, Inc.*	(4,552)	(312,495)
Bright Horizons Family Solutions, Inc.*	(3,813)	(293,563)
Cimpress PLC (Ireland)*	(10,422)	(456,692)
Global Payments, Inc.	(2,873)	(302,354)
Healthcare Services Group, Inc.	(26,491)	(367,430)
PayPal Holdings, Inc.*	(3,251)	(246,881)
Sabre Corp.*	(71,302)	(305,886)
TransUnion	(4,958)	(308,090)
U-Haul Holding Co.	(4,901)	(292,345)
WW International, Inc.*	(68,960)	(284,115)
Total Commercial Services		(3,495,849)

Computers – (3.3)%
EPAM Systems, Inc.*	(1,100)	(328,900)
NCR Corp.*	(13,420)	(316,578)
Western Digital Corp.*	(7,887)	(297,103)
Total Computers		(942,581)

Electric – (2.3)%
Dominion Energy, Inc.	(5,727)	(320,196)
NRG Energy, Inc.	(9,554)	(327,607)
Total Electric		(647,803)

Electronics – (1.1)%
Trimble, Inc.*	(6,151)	(322,435)

Entertainment – (1.0)%
Live Nation Entertainment, Inc.*	(4,188)	(293,160)

Finanancial Services – (5.0)%
Ally Financial, Inc.	(11,487)	(292,804)
Bread Financial Holdings, Inc.	(8,183)	(248,108)
LendingTree, Inc.*	(11,974)	(319,227)
T. Rowe Price Group, Inc.	(2,329)	(262,944)
Western Union Co. (The)	(27,741)	(309,312)
Total Finanancial Services		(1,432,395)

Food – (2.2)%
Hain Celestial Group, Inc. (The)*	(15,953)	(273,594)
Tyson Foods, Inc., Class A	(5,704)	(338,361)
Total Food		(611,955)

Hand/Machine Tools – (1.0)%
Stanley Black & Decker, Inc.	(3,437)	(276,953)

Healthcare - Products – (4.3)%
Baxter International, Inc.	(7,024)	(284,894)
Bio-Techne Corp.	(3,876)	(287,560)
Edwards Lifesciences Corp.*	(3,903)	(322,895)
Medtronic PLC	(3,940)	(317,643)
Total Healthcare - Products		(1,212,992)

Healthcare - Services – (5.7)%
Catalent, Inc.*	(6,503)	(427,312)
Centene Corp.*	(4,600)	(290,766)
DaVita, Inc.*	(3,996)	(324,116)
Pediatrix Medical Group, Inc.*	(18,986)	(283,081)
Syneos Health, Inc.,*	(8,510)	(303,126)
Total Healthcare - Services		(1,628,401)

Housewares – (1.1)%
Newell Brands, Inc.	(24,274)	(301,969)

Insurance – (1.9)%
Assurant, Inc.	(2,492)	(299,214)
Lincoln National Corp.	(10,619)	(238,609)
Total Insurance		(537,823)

Internet – (6.4)%
Alphabet, Inc., Class A*	(3,289)	(341,168)
Amazon.com, Inc.*	(2,459)	(253,990)
Expedia Group, Inc.*	(2,873)	(278,767)
F5, Inc.*	(2,257)	(328,822)
Snap, Inc., Class A*	(29,458)	(330,224)
Wayfair, Inc., Class A*	(8,040)	(276,094)
Total Internet		(1,809,065)

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Leisure Time – (1.2)%
Carnival Corp.*	(32,147)	$(326,292)

Media – (8.4)%
Altice USA, Inc., Class A*	(77,333)	(264,479)
Cable One, Inc.	(347)	(243,594)
Charter Communications, Inc., Class A*	(828)	(296,101)
DISH Network Corp., Class A*	(30,048)	(280,348)
Paramount Global, Class B	(13,740)	(306,539)
Sirius XM Holdings, Inc.	(81,000)	(321,570)
Walt Disney Co. (The)*	(3,142)	(314,608)
Warner Bros Discovery, Inc.*	(23,846)	(360,075)
Total Media		(2,387,314)

Miscellaneous Manufacturing – (1.1)%
3M Co.	(3,017)	(317,117)

Oil & Gas – (1.1)%
Antero Resources Corp.*	(13,000)	(300,170)

Packaging & Containers – (2.1)%
Ball Corp.	(5,115)	(281,888)
Westrock Co.	(10,023)	(305,401)
Total Packaging & Containers		(587,289)

Pharmaceuticals – (2.0)%
CVS Health Corp.	(3,900)	(289,809)
Herbalife Nutrition Ltd.*	(17,599)	(283,344)
Total Pharmaceuticals		(573,153)

REITS – (8.5)%
Boston Properties, Inc.	(4,895)	(264,918)
Douglas Emmett, Inc.	(20,795)	(256,402)
Essex Property Trust, Inc.	(1,505)	(314,756)
Hudson Pacific Properties, Inc.	(31,808)	(211,523)
JBG SMITH Properties	(19,700)	(296,682)
Kilroy Realty Corp.	(7,955)	(257,742)
Medical Properties Trust, Inc.	(37,563)	(308,768)
SL Green Realty Corp.	(9,468)	(222,687)
Vornado Realty Trust	(18,656)	(286,743)
Total REITS		(2,420,221)

Retail – (4.0)%
Advance Auto Parts, Inc.	(2,165)	(263,286)
CarMax, Inc.*	(4,363)	(280,453)
Domino’s Pizza, Inc.	(1,002)	(330,530)
Qurate Retail, Inc., Series A*	(269,946)	(266,653)
Total Retail		(1,140,922)

Semiconductors – (4.2)%
Entegris, Inc.	(3,887)	(318,773)
Intel Corp.	(9,296)	(303,700)
Marvell Technology, Inc.	(6,467)	(280,021)
MKS Instruments, Inc.	(3,378)	(299,359)
Total Semiconductors		(1,201,853)

Software – (6.8)%
Adobe, Inc.*	(719)	(277,081)
Akamai Technologies, Inc.*	(4,182)	(327,450)
Fidelity National Information Services, Inc.	(4,197)	(228,023)
Pegasystems, Inc.	(8,381)	(406,311)
Take-Two Interactive Software, Inc.*	(2,972)	(354,560)
Veeva Systems, Inc., Class A*	(1,923)	(353,428)
Total Software		(1,946,853)

Telecommunications – (1.8)%
CommScope Holding Co., Inc.*	(41,961)	(267,291)
Lumen Technologies, Inc.	(93,235)	(247,073)
Total Telecommunications		(514,364)

Toys/Games/Hobbies – (0.9)%
Hasbro, Inc.	(4,936)	(265,014)

Transportation – (0.9)%
XPO, Inc.*	(8,230)	(262,537)

Total Securities Sold, Not Yet Purchased [Proceeds Received $(36,800,337)]		(29,898,162)

Total Investments – 34.1%
(Cost $2,895,394)		9,705,589
Other Assets in Excess of Liabilities – 65.9%		18,739,400
Net Assets – 100.0%		$28,444,989

ETF - Exchange Traded Fund

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

*	Non-income producing security.
†	Affiliated Company.

(a)	Rate shown reflects the 7-day yield as of March 31, 2023.
(b)	A portion of this security has been pledged as collateral for securities sold, not yet purchased.
(c)	As of March 31, 2023 cash in the amount of $18,196,269 has been segregated as collateral from the broker for securities sold short.

ADVISORSHARES DORSEY WRIGHT SHORT ETF

Schedule of Investments (continued)

March 31, 2023 (Unaudited)

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2023, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$9,771,000	$-	$-	$9,771,000
Money Market Fund	29,832,751	-	-	29,832,751
Total	$39,603,751	$-	$-	$39,603,751

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks	$(29,898,162)	$-	$-	$(29,898,162)

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended March 31, 2023 were as follows:

Affiliated Holding Name	Value at 6/30/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 3/31/2023	Value at 3/31/2023	Dividend Income
AdvisorShares North Square McKee Core Reserves ETF	$9,738,000	$-	$-	$-	$33,000	100,000	$9,771,000	$189,718

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Airlines	(1.8)%
Apparel	(2.2)
Auto Manufacturers	(1.8)
Auto Parts & Equipment	(1.1)
Banks	(2.3)
Biotechnology	(1.2)
Building Materials	(2.1)
Chemicals	(2.0)
Commercial Services	(12.3)
Computers	(3.3)
Debt Fund	34.3
Electric	(2.3)
Electronics	(1.1)
Entertainment	(1.0)
Finanancial Services	(5.0)
Food	(2.2)
Hand/Machine Tools	(1.0)
Healthcare - Products	(4.3)
Healthcare - Services	(5.7)
Housewares	(1.1)
Insurance	(1.9)
Internet	(6.4)
Leisure Time	(1.2)
Media	(8.4)
Miscellaneous Manufacturing	(1.1)
Oil & Gas	(1.1)
Packaging & Containers	(2.1)
Pharmaceuticals	(2.0)
REITS	(8.5)
Retail	(4.0)
Semiconductors	(4.2)
Software	(6.8)
Telecommunications	(1.8)
Toys/Games/Hobbies	(0.9)
Transportation	(0.9)
Money Market Fund	104.9
Total Investments	34.1
Other Assets in Excess of Liabilities	65.9
Net Assets	100.0%